JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
May 14, 2010
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 36 to its Registration Statement under the 1940 Act (“Amendment No. 34”).
Amendment No. 34 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to become effective on July 28, 2010. The purpose of this filing is to register four new series of the Trust (Technical Opportunities Fund II, Currency Strategies Fund, Mutual Shares Fund and International Growth Stock Fund).
If you have any questions or comments, please call me at 617-663-2261.

Sincerely,
/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary